UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

May 31, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 74.1%

Treasury Bills - 74.1%
U.S. Treasury Bills
0.03%, 6/02/11*	$53,600,000	$53,599,911
0.09%, 6/16/11*	5,000,000	4,999,913
0.05%, 6/23/11*	23,000,000	22,999,643
0.02%, 6/30/11*	6,550,000	6,549,939
0.02%, 7/14/11*	27,900,000	27,899,315
0.05%, 8/04/11*	5,000,000	4,999,760
0.04%, 8/18/11*	10,000,000	9,999,200

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $131,047,134)		131,047,681

MONEY MARKET FUND - 1.1%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $1,981,814)	1,981,814	1,981,814

REPURCHASE AGREEMENT - 25.3%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/11, 0.14% due 6/01/11; Proceeds at maturity - $44,647,998 (fully collateralized by Ginnie Mae, 4.00% - 6.00% due 5/15/26 - 2/15/40; Market value - $46,880,217) (Cost: $44,647,824)	44,647,824	44,647,824

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $177,676,772)(b)		177,677,319
Liabilities in Excess of Other Assets - (0.5)%		(949,475)

NET ASSETS - 100.0%		$176,727,844

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

May 31, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 69.4%

Treasury Bills - 69.4%
U.S. Treasury Bills
0.03%, 6/02/11*	$195,700,000	$195,699,673
0.05%, 6/23/11*	144,000,000	143,997,765
0.02%, 7/14/11*	93,800,000	93,797,650
0.06%, 7/28/11*	10,000,000	9,999,772
0.05%, 8/04/11*	20,000,000	19,999,040

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $463,490,773)		463,493,900

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $3,373,997)	3,373,997	3,373,997

REPURCHASE AGREEMENT - 29.6%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/11, 0.14% due 6/01/11; Proceeds at maturity - $197,812,837 (fully collateralized by Fannie Mae, 3.50% - 5.50% due 8/01/23 - 10/01/40, Freddie Mac, 4.50% due 5/01/31 and Ginnie Mae, 5.50% due 3/15/38 - 7/20/40; Market value - $207,702,671) (Cost: $197,812,068)	197,812,068	197,812,068

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $664,676,838)(b)		664,679,965
Other Assets in Excess of Liabilities - 0.5%		3,696,885

NET ASSETS - 100.0%		$668,376,850

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

May 31, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 64.9%

Treasury Bills - 64.9%
U.S. Treasury Bills
0.03%, 6/02/11*	$25,100,000	$25,099,958
0.05%, 6/23/11*	9,700,000	9,699,849
0.01%, 6/30/11*	5,000,000	4,999,971
0.02%, 7/14/11*	52,000,000	51,998,709
0.05%, 8/04/11*	3,000,000	2,999,856

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $94,798,158)		94,798,343

MONEY MARKET FUND - 0.5%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $751,881)	751,881	751,881

REPURCHASE AGREEMENT - 30.8%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/11, 0.14% due 6/01/11; Proceeds at maturity - $45,020,476 (fully collateralized by Fannie Mae, 4.50% - 5.50% due 11/01/25 - 11/01/40, Freddie Mac, 4.50% due 8/01/23 and Ginnie Mae, 5.00% due 7/15/39; Market value - $47,271,317) (Cost: $45,020,301)	45,020,301	45,020,301

TOTAL INVESTMENTS IN SECURITIES - 96.2% (Cost: $140,570,340)(b)		140,570,525
Other Assets in Excess of Liabilities - 3.8%		5,479,644

NET ASSETS - 100.0%		$146,050,169

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

May 31, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 71.1%

Treasury Bills - 71.1%
U.S. Treasury Bills
0.04%, 6/02/11*	$173,300,000	$173,299,769
0.11%, 6/09/11*	10,000,000	9,999,971
0.07%, 6/16/11*	12,000,000	11,999,792
0.06%, 6/23/11*	26,500,000	26,499,589
0.03%, 6/30/11*	50,000,000	49,999,578
0.02%, 7/14/11*	61,500,000	61,498,531
0.05%, 7/28/11*	22,000,000	21,999,498
0.05%, 8/04/11*	13,000,000	12,999,376
0.02%, 8/11/11*	20,000,000	19,998,620
0.04%, 8/18/11*	26,000,000	25,997,920
0.04%, 9/22/11*	400,000	399,935

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $414,690,838)		414,692,579

MONEY MARKET FUND - 0.6%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $3,755,177)	3,755,177	3,755,177

REPURCHASE AGREEMENT - 28.3%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/11, 0.14% due 6/01/11; Proceeds at maturity - $164,889,763 (fully collateralized by Fannie Mae, 4.00% - 5.50% due 11/01/35 - 3/01/41, Freddie Mac, 4.50% - 5.00% due 1/01/41 - 5/01/41 and Ginnie Mae, 4.50% due 8/15/39; Market value - $173,133,579) (Cost: $164,889,122)	164,889,122	164,889,122

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $583,335,137)(b)		583,336,878
Cash and Other Assets in Excess of Liabilities - 0.0%		242,100

NET ASSETS - 100.0%		$583,578,978

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

May 31, 2011

Investments	Principal Amount		Value
TIME DEPOSITS - 48.2%

Banks - 48.2%
Royal Bank of Scotland PLC
0.95%, 6/03/11	1,666,481	EUR	$2,395,733
UBS AG
0.80%, 6/03/11	1,648,132	EUR	2,369,353

TOTAL TIME DEPOSITS (Cost: $4,663,661)			4,765,086

FOREIGN GOVERNMENT OBLIGATIONS - 43.6%

Sovereign - 43.6%
Belgium Treasury Bill
0.88%, 6/16/11*	450,000	EUR	646,672
Buoni Ordinari del Tes Treasury Bill
1.00%, 6/15/11*	250,000	EUR	359,250
Dutch Treasury Certificate
0.70%, 6/30/11*	650,000	EUR	933,803
European Union
3.25%, 12/09/11	100,000	EUR	145,131
French Treasury Bills
0.76%, 6/16/11*	300,000	EUR	431,119
0.82%, 6/30/11*	350,000	EUR	502,826
German Treasury Bills
0.72%, 6/08/11*	350,000	EUR	503,081
0.80%, 6/29/11*	296,000	EUR	425,261
Spain Letras del Tesoro
1.08%, 6/17/11*	250,000	EUR	359,160

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,292,023)			4,306,303

CORPORATE BONDS - 7.3%

Banks - 7.3%
Danske Bank A/S
5.88%, 6/23/11	200,000	EUR	288,242
Landwirtschaftliche Rentenbank
4.00%, 6/15/11	300,000	EUR	431,825

TOTAL CORPORATE BONDS (Cost: $724,753)			720,067

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $9,680,437)(a)			9,791,456
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.9%			92,017

NET ASSETS - 100.0%			$9,883,473

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR	-	euro

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

May 31, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 73.9%

Treasury Bills - 73.9%
U.S. Treasury Bills
0.02%, 6/02/11*	$7,450,000	$7,449,988
0.05%, 6/23/11*	4,450,000	4,449,931
0.01%, 6/30/11*	500,000	499,997
0.02%, 7/14/11*	5,500,000	5,499,874
0.04%, 7/28/11*	1,000,000	999,977
0.05%, 8/04/11*	600,000	599,971
0.05%, 8/18/11*	500,000	499,960

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $19,999,589)		19,999,698

MONEY MARKET FUND - 0.7%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $181,862)	181,862	181,862

REPURCHASE AGREEMENT - 26.2%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/11, 0.14% due 6/01/11; Proceeds at maturity - $7,111,114 (fully collateralized by Ginnie Mae, 4.50% due 12/15/39; Market value - $7,466,641) (Cost: $7,111,086)	7,111,086	7,111,086

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $27,292,537)(b)		27,292,646
Liabilities in Excess of Other Assets - (0.8)%		(220,730)

NET ASSETS - 100.0%		$27,071,916

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

May 31, 2011

Investments	Principal Amount		Value
TIME DEPOSITS - 47.9%

Banks - 47.9%
Mizuho International PLC
0.05%, 6/03/11	125,014,758	JPY	$1,538,832
UBS AG
0.05%, 6/03/11	125,014,028	JPY	1,538,824

TOTAL TIME DEPOSITS (Cost: $3,049,689)			3,077,656

FOREIGN GOVERNMENT OBLIGATION - 24.9%

Sovereign - 24.9%
Japan Treasury Bill
0.11%, 7/04/11, Series 182* (Cost: 1,521,576)	130,000,000	JPY	1,600,041

REPURCHASE AGREEMENT - 24.0%
Repurchase agreement dated 5/31/11, 1.00% due 6/01/11 with Royal Bank of Scotland; Proceeds at maturity - 125,031,229 JPY (fully collateralized by Japan Government Bond, 0.80% due 12/20/12; Market value - $1,582,845) (Cost: $1,539,031)	125,030,882	JPY	1,539,031

TOTAL INVESTMENTS IN SECURITIES - 96.8% (Cost: $6,110,296)(a)			6,216,728
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 3.2%			206,289

NET ASSETS - 100.0%			$6,423,017

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY - Japanese yen

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

May 31, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 74.2%

Treasury Bills - 74.2%
U.S. Treasury Bills
0.03%, 6/02/11*	$13,500,000	$13,499,977
0.02%, 7/14/11*	4,200,000	4,199,895
0.05%, 8/04/11*	500,000	499,976
0.05%, 8/18/11*	500,000	499,960

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $18,699,795)		18,699,808

MONEY MARKET FUND - 0.7%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $169,356)	169,356	169,356

REPURCHASE AGREEMENT - 19.7%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/11, 0.14% due 6/01/11; Proceeds at maturity - $4,981,606 (fully collateralized by Ginnie Mae, 3.50% due 11/20/40; Market value - $5,230,666) (Cost: $4,981,586)	4,981,586	4,981,586

TOTAL INVESTMENTS IN SECURITIES - 94.6% (Cost: $23,850,737)(b)		23,850,750
Other Assets in Excess of Liabilities - 5.4%		1,353,258

NET ASSETS - 100.0%		$25,204,008

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

May 31, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 73.0%

Treasury Bills - 73.0%
U.S. Treasury Bills
0.03%, 6/02/11*	$3,750,000	$3,749,994
0.05%, 6/23/11*	2,700,000	2,699,958
0.02%, 7/14/11*	1,990,000	1,989,950

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,439,871)		8,439,902

MONEY MARKET FUND - 0.8%
Invesco Treasury Fund Private Class, 0.02%(a) (Cost: $87,904)	87,904	87,904

REPURCHASE AGREEMENT - 26.0%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/11, 0.14% due 6/01/11; Proceeds at maturity - $3,000,182 (fully collateralized by Ginnie Mae, 3.50% due 11/20/40; Market value - $3,150,179) (Cost: $3,000,170)	3,000,170	3,000,170

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $11,527,945)(b)		11,527,976
Other Assets in Excess of Liabilities - 0.2%		26,753

NET ASSETS - 100.0%		$11,554,729

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2011

Investments	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS - 67.7%

Sovereign Bonds - 67.7%
Australian Government Bond
6.25%, 4/15/15, Series 119	6,183,000	AUD	$6,895,827
China Government Bond
1.00%, 12/01/13	29,500,000	CNY	4,612,708
1.80%, 12/01/15	33,500,000	CNY	5,408,594
2.48%, 12/01/20	17,000,000	CNY	2,734,168
Eurofima
5.63%, 10/24/16	1,080,000	AUD	1,143,806
Hong Kong Government Bond
1.69%, 12/22/14	46,950,000	HKD	6,165,331
1.52%, 12/21/15	49,750,000	HKD	6,441,878
Indonesia Government
11.00%, 12/15/12, Series FR23	32,213,000,000	IDR	4,066,960
7.38%, 9/15/16, Series FR55	69,655,000,000	IDR	8,416,043
Korea Treasury Bond
3.75%, 6/10/13, Series 1306	10,540,000,000	KRW	9,806,248
4.00%, 9/10/15, Series 1509	7,270,000,000	KRW	6,797,287
4.50%, 3/10/15, Series 1503	9,700,000,000	KRW	9,239,372
Malaysian Government
3.21%, 5/31/13, Series 0509	19,090,000	MYR	6,340,385
3.43%, 8/15/14, Series 0211	32,060,000	MYR	10,674,207
3.84%, 8/12/15, Series 0110	18,390,000	MYR	6,201,404
4.01%, 9/15/17, Series 0210	19,610,000	MYR	6,614,644
New Zealand Government
6.00%, 4/15/15, Series 415	13,668,000	NZD	11,998,697
Republic of Philippines
4.95%, 1/15/21(a)	529,000,000	PHP	12,350,670
7.00%, 1/27/16, Series 7-48	20,950,000	PHP	523,131
Singapore Government Bond
2.50%, 10/01/12	16,490,000	SGD	13,726,821
1.63%, 4/01/13	20,262,000	SGD	16,767,636
Thailand Government Bond
5.25%, 7/13/13	280,420,000	THB	9,609,059
5.25%, 5/12/14	160,000,000	THB	5,545,658
3.13%, 12/11/15	267,164,000	THB	8,686,939
4.13%, 11/18/16	167,190,000	THB	5,679,963

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $181,818,182)			186,447,436

SUPRANATIONAL BONDS - 23.2%

Banks - 23.2%
Asian Development Bank
5.50%, 2/15/16	6,275,000	AUD	6,646,419
European Bank for Reconstruction & Development
5.25%, 8/15/12	192,100,000	INR	4,271,661
6.75%, 2/19/13	14,320,000,000	IDR	1,701,606
European Investment Bank
6.00%, 4/22/14	39,850,000,000	IDR	4,608,977
7.25%, 2/22/15	65,600,000,000	IDR	7,803,522
Kreditanstalt Fuer Wiederaufbau
7.50%, 7/17/12	32,000,000,000	IDR	3,837,338
Inter-American Development Bank
4.75%, 1/10/14	498,650,000	INR	10,867,459
6.25%, 6/22/16	1,360,000	NZD	1,191,133
International Bank for Reconstruction & Development
2.30%, 2/26/13	5,000,000,000	KRW	4,646,713
3.72%, 3/14/13	243,000	NZD	200,226
5.38%, 12/15/14	3,000,000	NZD	2,553,560
International Finance Corp.
5.75%, 6/24/14	4,930,000	AUD	5,328,652
New South Wales Treasury Corp.
6.00%, 4/01/16, Series 16(a)	4,430,000	AUD	4,849,194
Nordic Investment Bank
6.00%, 4/06/15	4,900,000	AUD	5,288,723

TOTAL SUPRANATIONAL BONDS (Cost: $61,655,869)			63,795,183

U.S. GOVERNMENT OBLIGATIONS - 5.4%

Treasury Bills - 5.4%
U.S. Treasury Bill 0.01%, 6/02/11* (Cost: $14,999,995)	$15,000,000		14,999,990

MONEY MARKET FUND - 2.6%
Dreyfus Institutional Preferred Money Market Fund, 18%(b) (Cost: $7,029,291)	7,029,291		7,029,291

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c) (Cost: $8,052,200)(d)	8,052,200		8,052,200

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $273,555,537)(e)			280,324,100
Liabilities in Excess of Cash, Foreign Currency and Other Assets - 1.8%			(4,900,000)

NET ASSETS - 100.0%			$275,424,100

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CNY	-	Chinese renminbi
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MYR	-	Malaysian ringgit
NZD	-	New Zealand dollar
PHP	-	Philippines peso
SGD	-	Singapore dollar
THB	-	Thai baht

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at May 31, 2011.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2011.
(c)	Interest rate shown reflects yield as of May 31, 2011.
(d)	At May 31, 2011, the total market value of the Fund’s securities on loan was $7,866,883 and the total market value of collateral held by the Fund was $8,052,200.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2011

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 70.8%

Sovereign Bonds - 70.6%
Federal Republic of Brazil
12.50%, 1/05/16(a)	40,276,000	BRL	$29,937,184
10.25%, 1/10/28	41,910,000	BRL	28,638,434
Indonesia Government
9.50%, 6/15/15, Series FR27	119,488,000,000	IDR	15,397,328
10.75%, 5/15/16, Series FR30	53,118,000,000	IDR	7,256,409
7.38%, 9/15/16, Series FR55	192,712,000,000	IDR	23,284,364
Korea Treasury Bond
3.75%, 6/10/13, Series 1306	25,820,000,000	KRW	24,022,517
4.50%, 3/10/15, Series 1503	27,403,160,000	KRW	26,101,856
5.00%, 6/10/20, Series 2006	21,158,920,000	KRW	20,834,894
Malaysian Government
3.43%, 8/15/14, Series 0211	92,280,000	MYR	30,724,136
3.84%, 8/12/15, Series 0110	66,983,000	MYR	22,587,745
3.81%, 2/15/17, Series 0207	31,690,000	MYR	10,616,303
4.01%, 9/15/17, Series 0210	75,415,000	MYR	25,438,215
4.38%, 11/29/19, Series 0902	49,282,000	MYR	16,908,416
Mexican Bonos Desarr
7.75%, 12/14/17, Series M10	245,607,000	MXN	22,729,069
8.50%, 12/13/18, Series M10	212,314,000	MXN	20,460,153
9.50%, 12/18/14, Series MI10	70,785,000	MXN	6,821,545
Nota do Tesouro Nacional
10.00%, 1/01/13	6,390,000	BRL	3,896,698
Philippine Government Bond
7.00%, 1/27/16, Series 7-48	94,820,000	PHP	2,367,699
7.50%, 3/30/16, Series 1040	30,000,000	PHP	760,063
Poland Government Bond
5.75%, 4/25/14, Series 0414	50,280,000	PLN	18,551,007
5.50%, 10/25/19, Series 1019	46,348,000	PLN	16,361,599
5.25%, 10/25/20, Series 1020	52,595,000	PLN	18,205,203
5.75%, 9/23/22, Series 0922	48,088,000	PLN	17,026,200
Republic of Chile
5.50%, 8/05/20	15,150,500,000	CLP	32,689,773
Republic of Colombia
12.00%, 10/22/15	30,633,000,000	COP	22,201,115
7.75%, 4/14/21	21,392,000,000	COP	13,913,284
Republic of Peru
8.60%, 8/12/17	36,942,000	PEN	14,946,034
7.84%, 8/12/20	54,740,000	PEN	21,426,727
Republic of Philippines
4.95%, 1/15/21(a)	1,029,000,000	PHP	24,024,272
Republic of South Africa
7.25%, 1/15/20, Series R207	131,814,000	ZAR	18,165,583
10.50%, 12/21/26, Series R186	156,349,000	ZAR	26,804,125
Thailand Government Bond
5.25%, 5/12/14	721,185,000	THB	24,996,534
3.13%, 12/11/15	337,532,000	THB	10,974,981
4.13%, 11/18/16	517,290,000	THB	17,573,946
5.13%, 3/13/18	437,345,000	THB	15,735,081
Turkey Government Bond
10.00%, 6/17/15	34,342,000	TRY	22,102,853
10.50%, 1/15/20	27,540,000	TRY	18,572,005

Total Sovereign Bonds			693,053,350

Sovereign Agency - 0.2%
Kommunekredit
8.00%, 7/05/13	19,000,000	MXN	1,709,485

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $675,274,898)			694,762,835

SUPRANATIONAL BONDS - 20.7%

Banks - 20.7%
Asian Development Bank
12.00%, 2/21/12	1,680,000	TRY	$1,083,858
13.50%, 6/27/12	550,000	TRY	363,856
9.25%, 4/30/13	14,180,000	BRL	9,055,006
6.55%, 1/28/15	43,850,000	MXN	3,790,415
6.50%, 9/15/15	5,660,000	ZAR	776,046
European Bank for Reconstruction & Development
8.10%, 10/20/11	500,000	TRY	312,721
6.00%, 2/14/12	11,850,000	RUB	428,537
9.25%, 9/10/12	14,205,000	BRL	9,035,641
8.00%, 2/18/13	59,290,000	ZAR	8,875,485
6.75%, 2/19/13	14,620,000,000	IDR	1,737,254
9.50%, 11/06/13	2,870,000	BRL	1,851,283
6.50%, 2/09/15	51,700,000	RUB	1,898,237
6.75%, 5/12/17	242,100,000	RUB	8,701,728
European Investment Bank
6.25%, 6/14/12	16,300,000	RUB	592,155
4.15%, 1/25/13	99,600,000	PHP	2,402,050
11.25%, 2/14/13	3,000,000	BRL	1,976,069
6.25%, 3/11/13	221,150,000	RUB	8,036,984
10.00%, 9/10/13	4,125,000	TRY	2,695,785
8.00%, 10/21/13	37,750,000	ZAR	5,642,902
8.50%, 11/04/14	8,890,000	ZAR	1,338,794
9.57%, 3/02/15*(b)	4,555,000	TRY	2,104,012
9.63%, 4/01/15	11,100,000	TRY	7,246,227
5.00%, 8/03/15	87,000,000	PHP	2,161,526
6.50%, 12/15/15	88,150,000	RUB	3,193,954
9.75%, 3/30/16*(b)	1,800,000	TRY	756,478
6.50%, 9/30/16	106,800,000	RUB	3,813,802
6.75%, 6/13/17	10,190,000	RUB	369,672
Inter-American Development Bank
7.75%, 1/08/13	15,550,000	RUB	576,538
9.50%, 1/06/14	4,240,000	BRL	2,727,368
6.50%, 6/04/14	18,930,000,000	IDR	2,218,462
8.00%, 1/26/16	24,692,000	MXN	2,329,368
8.50%, 7/28/16	12,579,000	ZAR	1,829,158
7.50%, 12/05/24	130,611,000	MXN	11,259,890
International Bank for Reconstruction & Development
3.25%, 1/24/13	844,000,000	CLP	1,788,748
2.50%, 2/21/13	716,000,000	CLP	1,492,155
5.00%, 7/01/13	84,250,000	MXN	7,341,826
6.50%, 9/11/13	176,555,000	MXN	15,816,371
4.88%, 9/16/13	52,300,000	RUB	1,855,942
7.50%, 10/23/13	10,700,000	RUB	397,871
6.25%, 12/11/13	74,350,000	RUB	2,719,171
5.25%, 11/24/14	11,200,000	RUB	398,923
8.75%, 3/01/17	37,080,000	ZAR	5,649,805
7.50%, 3/02/17	17,500,000	RUB	664,964
10.00%, 3/02/17	3,875,000	TRY	2,592,481
13.63%, 5/09/17	1,990,000	TRY	1,528,682
7.50%, 3/05/20	38,810,000	MXN	3,655,108
International Finance Corp.
11.25%, 7/17/12	12,120,000	TRY	7,918,430
17.00%, 7/17/12	1,350,000	TRY	930,430
9.25%, 9/16/13	12,965,000	BRL	8,294,686
8.25%, 1/15/14	11,810,000	BRL	7,406,569
7.38%, 3/04/15	6,550,000	ZAR	961,905
6.00%, 1/28/16	90,560,000	MXN	7,903,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2011

Investments	Principal Amount		Value
Kreditanstalt Fuer Wiederaufbau
6.35%, 5/22/12	20,000,000	RUB	741,134
7.50%, 7/17/12	47,260,000,000	IDR	5,667,269
7.25%, 12/17/12	690,000	TRY	431,930
7.63%, 11/04/14	570,000	TRY	350,826
Landwirtschaftliche Rentenbank
10.13%, 2/05/14	770,000	TRY	504,181
8.50%, 2/22/16	27,550,000	MXN	2,584,534
Nordic Investment Bank
10.00%, 5/14/13	4,085,000	BRL	2,649,326

TOTAL SUPRANATIONAL BONDS (Cost: $197,382,891)			203,427,886

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(c) (Cost: $9,500,000)(d)	9,500,000		9,500,000

REPURCHASE AGREEMENT - 5.1%

Citigroup, Inc. tri-party repurchase agreement dated 5/31/11, 0.14% due 6/01/11; Proceeds at maturity - $50,433,988 (fully collateralized by Fannie Mae, 4.50% - 5.50% due 2/01/38 - 10/01/40 and Ginnie Mae, 5.00% - 5.50% due 11/15/38 - 6/15/40; Market value - $52,955,482)

(Cost: $50,433,792)	50,433,792		50,433,792

TOTAL INVESTMENTS IN SECURITIES - 97.6% (Cost: $932,591,581)(e)			958,124,513
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.4%			23,093,824

NET ASSETS - 100.0%			$981,218,337

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
COP	-	Colombian peso
IDR	-	Indonesian rupiah
KRW	-	South Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippines peso
PLN	-	Polish zloty
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish new lira
ZAR	-	South African rand

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at May 31, 2011.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(c)	Interest rate shown reflects yield as of May 31, 2011.
(d)	At May 31, 2011, the total market value of the Fund’s securities on loan was $9,291,270 and the total market value of collateral held by the Fund was $9,500,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

May 31, 2011

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 86.9%

Treasury Bills - 86.9%
U.S. Treasury Bills
0.04%, 6/16/11*	$1,765,000	$1,764,974
0.02%, 7/14/11*	106,400,000	106,397,355
0.05%, 9/22/11*	105,000	104,983

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $108,267,347)		108,267,312

MONEY MARKET FUND - 9.7%
Dreyfus Institutional Preferred Money Market Fund, 0.18%(a) (Cost: $12,120,432)	12,120,432	12,120,432

TOTAL INVESTMENTS IN SECURITIES - 96.6% (Cost: $120,387,779)(b)		120,387,744
Cash and Other Assets in Excess of Liabilities - 3.4%		4,211,317

NET ASSETS - 100.0%		$124,599,061

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of May 31, 2011.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of May 31, 2011, the Trust offered 46 investment funds. These notes relate only to the Schedule of Investments for the WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Commodity Currency Fund (“Commodity Currency Fund”), WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”), WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”), WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”), WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”), WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) and (each a “Fund,” collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008; the Japanese Yen Fund commenced operations on May 21, 2008; the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008; the Emerging Currency Fund commenced operations on May 6, 2009; the Emerging Markets Local Debt Fund commenced operations on August 9, 2010, the Commodity Currency Fund commenced operations on September 24, 2010, the Managed Futures Strategy Fund commenced operations on January, 5, 2011 and Asia Local Debt Fund commenced operations on March 17, 2011 .

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using an exchange rate prevailing on the respective dates of such transations. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at NAV.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the

Notes to Schedule of Investments (unaudited)(continued)

inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of November 30, 2010 in valuing each Fund’s assets carried at fair value:

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$1,981,814	$—
Repurchase Agreement	—	44,647,824	—
U.S. Government Treasury	—	131,047,681	—

Total	—	177,677,319	—
Unrealized Appreciation on Foreign Currency Contracts	—	2,252,994	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,353,636)	—

Total - Net	$—	$175,576,677	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$3,373,997	$—
Repurchase Agreement	—	197,812,068	—
U.S. Government Treasury	—	463,493,900	—

Total	—	664,679,965	—
Unrealized Appreciation on Foreign Currency Contracts	—	4,570,294	—
Unrealized Depreciation on Foreign Currency Contracts	—	(615,634)	—

Total - Net	$—	$668,634,625	$—

Dreyfus Commodity Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$751,881	$—
Repurchase Agreement	—	45,020,301	—
U.S. Government Treasury	—	94,798,343	—

Total		140,570,525
Unrealized Appreciation on Foreign Currency Contracts	—	8,885,825	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,338,545)	—

Total - Net	$—	$146,117,805	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$3,755,177	$—
Repurchase Agreement	—	164,889,122	—
U.S. Government Treasury	—	414,692,579	—

Total		583,336,878
Unrealized Appreciation on Foreign Currency Contracts	—	1,959,358	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,332,127)	—

Total - Net	$—	$580,964,109	$—

Euro Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$720,067	$—
Foreign Government Obligations	—	4,306,303	—
Time Deposits	—	4,765,086	—

Total	$—	$9,791,456	$—

Notes to Schedule of Investments (unaudited)(continued)

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$181,862	$—
Repurchase Agreement	—	7,111,086	—
U.S. Government Treasury	—	19,999,698	—

Total	—	27,292,646	—
Unrealized Depreciation on Foreign Currency Contracts	—	(210,301)	—

Total - Net	$—	$27,082,345	$—

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$1,600,041	$—
Repurchase Agreement	—	1,539,031	—
Time Deposits	—	3,077,656	—

Total	$—	$6,216,728	$—

New Zealand Dollar Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$169,356	$—
Repurchase Agreement	—	4,981,586	—
U.S. Government Treasury	—	18,699,808	—

Total	—	23,850,750	—
Unrealized Appreciation on Foreign Currency Contracts	—	1,738,821	—
Unrealized Depreciation on Foreign Currency Contracts	—	(375,923)	—

Total - Net	$—	$25,213,648	$—

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$87,904	$—
Repurchase Agreement	—	3,000,170	—
U.S. Government Treasury	—	8,439,902	—

Total	—	11,527,976	—
Unrealized Appreciation on Foreign Currency Contracts	—	65,211	—
Unrealized Depreciation on Foreign Currency Contracts	—	(34,407)	—

Total - Net	$—	$11,558,780	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$186,447,436	$—
Money Market Fund	—	15,081,491	—
Supranational Bonds	—	63,795,183	—
U.S. Government Obligations	—	14,999,990	—

Total		280,324,100
Unrealized Appreciation on Foreign Currency Contracts	—	31,769	—
Unrealized Depreciation on Foreign Currency Contracts	—	(97,170)	—

Total - Net	$—	$280,258,699	$—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies & Obligations	$—	$694,762,835	$—
Money Market Fund	—	9,500,000	—
Repurchase Agreement	—	50,433,792	—
Supranational Bonds	—	203,427,886	—

Total		958,124,513
Unrealized Appreciation on Foreign Currency Contracts	—	757,363	—
Unrealized Depreciation on Foreign Currency Contracts	—	(493)	—
Unrealized Appreciation on Swap Contracts		1,785,630
Unrealized Depreciation on Swap Contracts		(26,969)

Total - Net	$—	$960,640,044	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$12,120,432	$—
U.S. Government Treasury	—	108,267,312	—

Total	—	120,387,744	—
Unrealized Appreciation on Foreign Currency Contracts	—	161,985	—
Unrealized Depreciation on Foreign Currency Contracts	—	(569,294)	—
Unrealized Appreciation on Swap Contracts	—	969,079	—
Unrealized Appreciation on Variation Margin on Futures Contracts	—	659,383	—
Unrealized Depreciation on Variation Margin on Futures Contracts	—	(37,083)	—

Total - Net	$—	$121,571,814	$—

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, have been adopted by the Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred at May 31, 2011. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU 2010-06 may have on the Funds’ financial statement disclosures.

Derivative and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds have invested in derivatives, specifically forward foreign currency contracts and swaps during the period ended May 31, 2011 which are detailed in the forward foreign currency and swap agreement contract table herein. The volume of the derivatives that is presented is consistent with the derivative activity during the period ended May 31, 2011. The Funds’ management is not aware of any credit-risk contingent feature on the forward foreign currency contracts held by the Funds.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank

Notes to Schedule of Investments (unaudited)(continued)

market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into forward contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward contracts were open as of May 31, 2011:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	6/02/11	BRL	9,107,582	USD	5,608,117	$(141,075)
	6/02/11	BRL	9,107,582	USD	5,618,496	(130,696)
	6/02/11	BRL	60,573,618	USD	37,184,541	(1,052,758)
	6/02/11	BRL	60,573,617	USD	37,161,728	(1,075,571)
	6/02/11	BRL	69,681,199	USD	44,104,816	118,326
	6/02/11	BRL	69,681,200	USD	44,104,817	118,326
	6/02/11	USD	44,329,282	BRL	69,681,199	(342,792)
	6/02/11	USD	44,267,327	BRL	69,681,200	(280,836)
	6/02/11	USD	5,764,657	BRL	9,107,582	(15,465)
	6/02/11	USD	38,340,160	BRL	60,573,618	(102,860)
	6/02/11	USD	5,764,657	BRL	9,107,582	(15,466)
	6/02/11	USD	38,340,159	BRL	60,573,617	(102,860)
	7/05/11	USD	37,200,778	BRL	60,944,174	997,959
	7/05/11	USD	37,180,351	BRL	60,944,173	1,018,384
	8/02/11	USD	39,411,564	BRL	62,652,563	(384,210)
	8/02/11	USD	49,999,860	BRL	79,239,778	(640,045)
	8/02/11	USD	5,712,239	BRL	9,160,432	(6,049)
	8/02/11	USD	619,758	BRL	985,106	(6,119)
	8/02/11	USD	5,756,484	BRL	9,149,932	(56,835)

						$(2,100,642)

Chinese Yuan Fund	8/03/11	CNY	32,832,650	USD	5,059,116	$(18,128)
	8/03/11	USD	173,704,237	CNY	1,128,556,428	815,832
	9/30/11	CNY	14,676,261	USD	2,278,923	1,768
	9/30/11	CNY	136,382	USD	21,092	(69)
	9/30/11	CNY	99,619,737	USD	15,225,392	(231,511)
	9/30/11	USD	47,175,908	CNY	309,709,834	878,371
	9/30/11	USD	5,144,270	CNY	33,129,100	(3,991)
	9/30/11	USD	5,118,414	CNY	33,095,667	16,677
	9/30/11	USD	15,240,823	CNY	99,339,687	172,626
	9/30/11	USD	5,080,274	CNY	33,113,229	57,542
	9/30/11	USD	5,123,451	CNY	33,087,249	10,334
	9/30/11	USD	15,332,918	CNY	99,180,980	55,907
	9/30/11	USD	5,122,208	CNY	33,086,902	11,524
	9/30/11	USD	15,309,313	CNY	99,204,348	83,138
	9/30/11	USD	5,117,499	CNY	33,089,750	16,674
	9/30/11	USD	10,245,378	CNY	66,169,776	21,460
	9/30/11	USD	38,795,598	CNY	250,891,131	132,428
	12/07/11	CNY	9,005,741	USD	1,387,206	(15,573)
	12/07/11	CNY	133,639	USD	20,721	(95)
	12/07/11	CNY	2,083,128	USD	323,291	(1,187)
	12/07/11	CNY	924,382	USD	143,906	(80)
	12/07/11	CNY	1,886,947	USD	295,297	1,377
	12/07/11	USD	79,175,809	CNY	514,761,520	1,006,020
	12/07/11	USD	5,081,867	CNY	32,869,518	38,053
	12/07/11	USD	70,732,792	CNY	458,985,085	761,020
	12/07/11	USD	10,146,306	CNY	65,707,480	88,619
	12/07/11	USD	151,937	CNY	976,198	120
	12/07/11	USD	5,129,181	CNY	32,775,468	(23,910)
	2/21/12	USD	116,429,057	CNY	747,241,688	398,293
	4/25/12	CNY	1,104,179	USD	174,767	1,543
	4/25/12	CNY	957,914	USD	151,079	801
	4/25/12	USD	25,643,291	CNY	162,834,896	(97,714)
	4/25/12	USD	89,901	CNY	570,869	(343)
	4/25/12	USD	5,147,099	CNY	32,519,374	(45,452)
	4/25/12	USD	101,319	CNY	640,642	(815)
	4/25/12	USD	15,433,331	CNY	97,584,949	(124,181)
	4/25/12	USD	5,126,127	CNY	32,502,207	(27,173)
	4/25/12	USD	5,129,376	CNY	32,534,605	(25,339)
	4/25/12	USD	14,572	CNY	92,430	(72)
	4/25/12	USD	29,320	CNY	187,309	65
	4/25/12	USD	27,880	CNY	178,365	101

						$3,954,660

Commodity Currency Fund	6/02/11	AUD	659,319	USD	668,207	$(31,378)
	6/02/11	AUD	17,465,387	USD	18,410,264	(121,779)
	6/02/11	BRL	28,231,749	USD	17,811,829	(57,498)
	6/02/11	BRL	14,115,875	USD	8,934,664	—
	6/02/11	BRL	14,115,874	USD	8,934,663	—
	6/02/11	CAD	648,767	USD	664,550	(5,076)
	6/02/11	CAD	17,203,138	USD	17,626,166	(130,079)
	6/02/11	CLP	311,921,378	USD	645,466	(25,145)
	6/02/11	CLP	8,266,103,339	USD	17,578,104	(193,494)

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	6/02/11	CLP	311,846,680	USD	670,451	—
	6/02/11	CLP	7,485,329,465	USD	16,092,984	—
	6/02/11	CLP	156,289,357	USD	336,012	—
	6/02/11	CLP	155,887,294	USD	335,148	—
	6/02/11	CLP	156,750,543	USD	337,004	—
	6/02/11	NZD	880,754	USD	658,910	(65,598)
	6/02/11	NZD	23,343,863	USD	18,658,750	(543,911)
	6/02/11	RUB	19,183,192	USD	674,681	(10,689)
	6/02/11	RUB	508,375,792	USD	17,869,096	(293,961)
	6/02/11	USD	15,447,168	AUD	15,495,281	994,448
	6/02/11	USD	331,695	AUD	329,727	18,169
	6/02/11	USD	329,312	AUD	329,263	20,059
	6/02/11	USD	327,912	AUD	329,285	21,483
	6/02/11	USD	327,635	AUD	329,097	21,561
	6/02/11	USD	351,288	AUD	328,417	(2,814)
	6/02/11	USD	349,334	AUD	327,796	(1,519)
	6/02/11	USD	719,024	AUD	655,840	(23,130)
	6/02/11	USD	8,980,135	BRL	14,115,874	(45,472)
	6/02/11	USD	8,967,585	BRL	14,115,875	(32,921)
	6/02/11	USD	17,869,327	BRL	28,231,749	—
	6/02/11	USD	15,469,275	CAD	15,244,197	265,046
	6/02/11	USD	333,173	CAD	324,717	1,984
	6/02/11	USD	334,117	CAD	324,651	973
	6/02/11	USD	332,066	CAD	324,877	3,256
	6/02/11	USD	332,156	CAD	325,153	3,452
	6/02/11	USD	343,011	CAD	326,472	(6,042)
	6/02/11	USD	342,278	CAD	326,994	(4,771)
	6/02/11	USD	690,123	CAD	654,844	(14,225)
	6/02/11	USD	15,242,516	CLP	7,329,059,104	514,496
	6/02/11	USD	325,548	CLP	156,230,705	10,338
	6/02/11	USD	325,070	CLP	156,147,605	10,637
	6/02/11	USD	323,522	CLP	156,293,611	12,499
	6/02/11	USD	322,519	CLP	156,270,361	13,452
	6/02/11	USD	333,524	CLP	156,289,357	2,488
	6/02/11	USD	332,028	CLP	155,887,294	3,119
	6/02/11	USD	673,899	CLP	311,846,680	(3,448)
	6/02/11	USD	17,771,598	CLP	8,266,103,339	—
	6/02/11	USD	15,376,003	NZD	20,697,829	1,650,021
	6/02/11	USD	325,607	NZD	440,658	36,879
	6/02/11	USD	323,583	NZD	440,159	38,492
	6/02/11	USD	324,269	NZD	440,236	37,869
	6/02/11	USD	321,161	NZD	440,382	41,097
	6/02/11	USD	352,058	NZD	440,953	10,670
	6/02/11	USD	351,618	NZD	441,194	11,308
	6/02/11	USD	714,955	NZD	883,206	11,570
	6/02/11	USD	15,415,695	RUB	450,824,291	691,184
	6/02/11	USD	335,730	RUB	9,591,463	6,950
	6/02/11	USD	335,884	RUB	9,582,220	6,466
	6/02/11	USD	332,291	RUB	9,586,920	10,227
	6/02/11	USD	336,837	RUB	9,586,896	5,680
	6/02/11	USD	342,411	RUB	9,597,794	495
	6/02/11	USD	342,950	RUB	9,592,316	(240)
	6/02/11	USD	700,751	RUB	19,197,084	(14,885)
	6/02/11	USD	15,432,533	ZAR	110,607,280	624,152
	6/02/11	USD	338,668	ZAR	2,353,199	2,942
	6/02/11	USD	337,614	ZAR	2,349,269	3,426
	6/02/11	USD	336,142	ZAR	2,349,096	4,872
	6/02/11	USD	334,919	ZAR	2,346,264	5,685
	6/02/11	USD	346,860	ZAR	2,338,874	(7,329)
	6/02/11	USD	343,667	ZAR	2,324,666	(6,199)
	6/02/11	USD	705,900	ZAR	4,649,236	(30,978)
	6/02/11	ZAR	4,706,078	USD	679,941	(3,233)
	6/02/11	ZAR	124,611,806	USD	17,715,135	(374,565)
	6/03/11	NOK	3,690,560	USD	663,674	(18,951)
	6/03/11	NOK	97,846,758	USD	17,621,791	(476,445)
	6/03/11	USD	15,373,372	NOK	86,723,497	667,449
	6/03/11	USD	330,757	NOK	1,846,714	10,821
	6/03/11	USD	330,120	NOK	1,845,550	11,243
	6/03/11	USD	325,807	NOK	1,846,445	15,721
	6/03/11	USD	330,940	NOK	1,847,158	10,719
	6/03/11	USD	344,889	NOK	1,851,034	(2,512)
	6/03/11	USD	345,545	NOK	1,857,746	(1,927)
	6/03/11	USD	711,191	NOK	3,719,174	(23,274)
	8/02/11	BRL	29,668,462	USD	18,013,638	(765,058)

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	8/02/11	USD	17,861,861	BRL	28,561,115	215,939
	8/02/11	USD	697,981	BRL	1,107,347	2,916
	8/26/11	USD	17,848,370	AUD	17,117,455	193,531
	8/26/11	USD	17,912,343	BRL	29,657,467	456,999
	8/26/11	USD	17,949,268	CAD	17,554,743	132,394
	8/26/11	USD	17,973,123	CLP	8,527,347,984	172,085
	8/26/11	USD	18,162,357	NZD	22,854,069	530,776
	8/26/11	USD	17,967,466	NOK	100,287,209	520,450
	8/26/11	USD	17,790,252	RUB	510,473,502	291,954
	8/26/11	USD	17,696,004	ZAR	126,030,939	535,384

						$5,547,280

Emerging Currency Fund	6/02/11	BRL	68,845,657	USD	43,753,198	$294,146
	6/02/11	BRL	916,715	USD	580,236	1,557
	6/02/11	BRL	305,974	USD	193,667	520
	6/02/11	BRL	67,622,968	USD	42,802,056	114,831
	6/02/11	USD	42,675,103	BRL	67,622,968	12,122
	6/02/11	USD	193,875	BRL	305,974	(728)
	6/02/11	USD	584,267	BRL	916,715	(5,588)
	6/02/11	USD	43,575,959	BRL	68,845,657	(116,907)
	8/02/11	BRL	927,632	USD	558,814	(19,023)
	8/02/11	BRL	1,236,843	USD	744,660	(25,791)
	8/02/11	CLP	276,196,923	USD	590,164	674
	8/02/11	CLP	368,262,564	USD	783,046	(2,941)
	8/02/11	CNY	3,738,544	USD	577,292	(803)
	8/02/11	CNY	4,984,726	USD	770,139	(655)
	8/02/11	ILS	1,987,778	USD	565,521	(12,019)
	8/02/11	ILS	2,650,371	USD	754,280	(15,774)
	8/02/11	INR	26,215,278	USD	576,921	381
	8/02/11	INR	34,953,704	USD	768,703	(17)
	8/02/11	KRW	633,656,073	USD	579,687	(5,109)
	8/02/11	KRW	844,874,764	USD	773,518	(6,211)
	8/02/11	MXN	6,812,217	USD	577,534	(7,625)
	8/02/11	MXN	9,082,956	USD	770,142	(10,070)
	8/02/11	MYR	1,755,399	USD	582,899	1,795
	8/02/11	MYR	2,340,532	USD	776,503	1,698
	8/02/11	PLN	1,616,847	USD	581,579	(2,756)
	8/02/11	PLN	2,155,796	USD	775,583	(3,529)
	8/02/11	TRY	899,852	USD	557,546	473
	8/02/11	TRY	1,199,803	USD	743,664	900
	8/02/11	TWD	16,670,366	USD	584,310	716
	8/02/11	TWD	22,227,154	USD	779,490	1,364
	8/02/11	USD	43,828,819	BRL	69,613,314	(465,494)
	8/02/11	USD	193,351	BRL	308,975	(885)
	8/02/11	USD	4,586,830	BRL	7,384,796	13,286
	8/02/11	USD	190,049	BRL	308,450	2,089
	8/02/11	USD	190,049	BRL	308,450	2,089
	8/02/11	USD	189,518	BRL	308,724	2,792
	8/02/11	USD	567,419	BRL	925,744	9,243
	8/02/11	USD	188,364	BRL	308,728	3,948
	8/02/11	USD	187,028	BRL	308,128	4,911
	8/02/11	USD	192,049	BRL	308,142	(102)
	8/02/11	USD	42,881,472	CLP	20,346,829,434	545,016
	8/02/11	USD	194,817	CLP	92,099,713	1,753
	8/02/11	USD	588,510	CLP	276,305,424	1,212
	8/02/11	USD	198,262	CLP	92,092,697	(1,707)
	8/02/11	USD	4,723,301	CLP	2,210,032,751	(6,401)
	8/02/11	USD	196,482	CLP	91,924,030	(287)
	8/02/11	USD	196,482	CLP	91,924,030	(287)
	8/02/11	USD	195,504	CLP	91,916,261	674
	8/02/11	USD	586,716	CLP	275,815,132	1,960
	8/02/11	USD	194,974	CLP	91,930,299	1,234
	8/02/11	USD	193,184	CLP	91,762,332	2,666
	8/02/11	USD	196,091	CLP	91,750,786	(266)
	8/02/11	USD	42,666,585	CNY	275,370,139	(85,769)
	8/02/11	USD	193,332	CNY	1,243,418	(1,061)
	8/02/11	USD	577,863	CNY	3,726,641	(1,608)
	8/02/11	USD	193,561	CNY	1,244,792	(1,078)
	8/02/11	USD	4,655,030	CNY	29,927,188	(27,353)
	8/02/11	USD	193,703	CNY	1,247,737	(764)
	8/02/11	USD	193,703	CNY	1,247,737	(764)
	8/02/11	USD	193,648	CNY	1,250,774	(240)
	8/02/11	USD	582,621	CNY	3,757,906	(1,532)
	8/02/11	USD	194,259	CNY	1,252,291	(616)
	8/02/11	USD	194,212	CNY	1,259,272	511

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	8/02/11	USD	194,919	CNY	1,260,543	—
	8/02/11	USD	42,616,991	ILS	146,406,410	(79,246)
	8/02/11	USD	193,659	ILS	662,726	(1,107)
	8/02/11	USD	579,402	ILS	1,988,219	(1,734)
	8/02/11	USD	194,489	ILS	663,160	(1,811)
	8/02/11	USD	4,686,112	ILS	15,926,924	(58,614)
	8/02/11	USD	194,959	ILS	663,006	(2,325)
	8/02/11	USD	194,959	ILS	663,006	(2,325)
	8/02/11	USD	191,951	ILS	662,568	555
	8/02/11	USD	573,445	ILS	1,987,788	4,099
	8/02/11	USD	189,527	ILS	662,540	2,971
	8/02/11	USD	189,913	ILS	662,570	2,593
	8/02/11	USD	192,639	ILS	663,120	28
	8/02/11	USD	21,413,616	INR	965,968,213	(169,538)
	8/02/11	USD	21,404,126	INR	965,968,213	(160,048)
	8/02/11	USD	192,826	INR	8,736,936	(679)
	8/02/11	USD	577,648	INR	26,207,912	(1,270)
	8/02/11	USD	193,954	INR	8,727,944	(2,005)
	8/02/11	USD	4,650,278	INR	209,262,514	(48,068)
	8/02/11	USD	192,577	INR	8,702,562	(1,186)
	8/02/11	USD	192,577	INR	8,702,562	(1,186)
	8/02/11	USD	191,428	INR	8,700,415	(84)
	8/02/11	USD	575,348	INR	26,097,798	(1,392)
	8/02/11	USD	192,190	INR	8,700,448	(845)
	8/02/11	USD	189,719	INR	8,662,580	793
	8/02/11	USD	190,360	INR	8,644,242	(251)
	8/02/11	USD	42,801,201	KRW	46,672,569,802	272,556
	8/02/11	USD	194,256	KRW	211,350,512	798
	8/02/11	USD	580,424	KRW	633,822,950	4,526
	8/02/11	USD	196,130	KRW	211,369,583	(1,059)
	8/02/11	USD	4,722,477	KRW	5,075,718,287	(38,135)
	8/02/11	USD	195,426	KRW	211,285,015	(433)
	8/02/11	USD	195,426	KRW	211,285,015	(433)
	8/02/11	USD	193,879	KRW	211,192,865	1,029
	8/02/11	USD	581,148	KRW	633,450,910	3,459
	8/02/11	USD	195,391	KRW	211,158,677	(514)
	8/02/11	USD	192,096	KRW	211,017,936	2,650
	8/02/11	USD	194,823	KRW	211,031,869	(63)
	8/02/11	USD	42,786,113	MXN	501,851,151	322,137
	8/02/11	USD	193,427	MXN	2,272,194	1,751
	8/02/11	USD	582,423	MXN	6,812,629	2,772
	8/02/11	USD	194,924	MXN	2,271,558	199
	8/02/11	USD	4,668,068	MXN	54,497,830	13,212
	8/02/11	USD	193,712	MXN	2,268,636	1,161
	8/02/11	USD	193,712	MXN	2,268,636	1,161
	8/02/11	USD	193,812	MXN	2,267,228	939
	8/02/11	USD	581,550	MXN	6,802,706	2,792
	8/02/11	USD	193,999	MXN	2,267,356	763
	8/02/11	USD	192,229	MXN	2,264,292	2,270
	8/02/11	USD	194,463	MXN	2,263,771	(8)
	8/02/11	USD	42,717,865	MYR	129,311,249	89,090
	8/02/11	USD	195,142	MYR	585,134	(1,441)
	8/02/11	USD	584,616	MYR	1,754,434	(3,832)
	8/02/11	USD	197,113	MYR	584,835	(3,511)
	8/02/11	USD	4,726,358	MYR	14,046,736	(76,353)
	8/02/11	USD	195,968	MYR	584,965	(2,322)
	8/02/11	USD	195,968	MYR	584,965	(2,322)
	8/02/11	USD	194,421	MYR	584,917	(792)
	8/02/11	USD	584,712	MYR	1,756,476	(3,252)
	8/02/11	USD	196,078	MYR	585,489	(2,259)
	8/02/11	USD	191,347	MYR	585,712	2,546
	8/02/11	USD	194,143	MYR	585,923	(180)
	8/02/11	USD	43,259,980	PLN	119,107,704	(214,034)
	8/02/11	USD	196,824	PLN	539,161	(1,970)
	8/02/11	USD	594,659	PLN	1,616,789	(10,346)
	8/02/11	USD	200,931	PLN	539,067	(6,110)
	8/02/11	USD	4,835,535	PLN	12,940,133	(158,925)
	8/02/11	USD	201,376	PLN	538,640	(6,709)
	8/02/11	USD	201,376	PLN	538,640	(6,709)
	8/02/11	USD	196,719	PLN	538,104	(2,246)
	8/02/11	USD	585,871	PLN	1,613,839	(2,623)
	8/02/11	USD	195,618	PLN	537,831	(1,244)
	8/02/11	USD	190,488	PLN	537,271	3,684
	8/02/11	USD	194,203	PLN	537,283	(27)

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	8/02/11	USD	42,939,022	TRY	66,306,437	(1,890,565)
	8/02/11	USD	193,382	TRY	300,108	(7,593)
	8/02/11	USD	579,930	TRY	899,290	(23,205)
	8/02/11	USD	194,040	TRY	299,694	(8,507)
	8/02/11	USD	4,612,436	TRY	7,189,635	(161,535)
	8/02/11	USD	191,637	TRY	299,232	(6,391)
	8/02/11	USD	191,637	TRY	299,232	(6,391)
	8/02/11	USD	191,966	TRY	298,911	(6,919)
	8/02/11	USD	565,900	TRY	896,102	(11,148)
	8/02/11	USD	186,427	TRY	298,707	(1,506)
	8/02/11	USD	184,371	TRY	297,888	43
	8/02/11	USD	184,339	TRY	297,670	(60)
	8/02/11	USD	42,827,365	TWD	1,228,074,698	164,922
	8/02/11	USD	193,285	TWD	5,539,539	643
	8/02/11	USD	580,991	TWD	16,662,820	2,339
	8/02/11	USD	195,794	TWD	5,550,751	(1,474)
	8/02/11	USD	4,706,144	TWD	133,278,010	(40,364)
	8/02/11	USD	196,141	TWD	5,564,518	(1,339)
	8/02/11	USD	196,141	TWD	5,564,518	(1,339)
	8/02/11	USD	195,900	TWD	5,580,600	(535)
	8/02/11	USD	588,970	TWD	16,706,148	(4,124)
	8/02/11	USD	196,950	TWD	5,573,091	(1,848)
	8/02/11	USD	195,136	TWD	5,616,000	1,469
	8/02/11	USD	196,491	TWD	5,605,902	(241)
	8/02/11	USD	21,480,761	ZAR	147,613,644	(51,143)
	8/02/11	USD	21,410,348	ZAR	147,613,644	19,271
	8/02/11	USD	195,663	ZAR	1,335,263	(1,818)
	8/02/11	USD	589,841	ZAR	4,004,021	(8,563)
	8/02/11	USD	198,913	ZAR	1,334,882	(5,123)
	8/02/11	USD	4,773,750	ZAR	32,025,895	(124,432)
	8/02/11	USD	197,948	ZAR	1,332,845	(4,454)
	8/02/11	USD	197,948	ZAR	1,332,845	(4,454)
	8/02/11	USD	197,010	ZAR	1,331,341	(3,734)
	8/02/11	USD	583,689	ZAR	3,992,550	(4,076)
	8/02/11	USD	192,442	ZAR	1,330,733	746
	8/02/11	USD	187,969	ZAR	1,328,018	4,825
	8/02/11	USD	192,693	ZAR	1,327,377	7
	8/02/11	ZAR	4,006,782	USD	566,270	(15,410)
	8/02/11	ZAR	5,342,376	USD	755,061	(20,512)

						$(2,372,769)

Indian Rupee Fund	8/02/11	USD	13,663,467	INR	616,358,985	$(108,178)
	8/02/11	USD	13,657,412	INR	616,358,985	(102,123)

						$(210,301)

New Zealand Dollar Fund	6/03/11	NZD	3,070,417	USD	2,438,556	$(87,002)
	6/03/11	NZD	28,156	USD	22,362	(798)
	6/03/11	NZD	33,746,435	USD	27,759,724	1,746
	6/03/11	USD	28,569,619	NZD	36,845,008	1,737,076
	6/15/11	NZD	3,070,417	USD	2,259,458	(264,079)
	6/15/11	USD	27,759,817	NZD	33,746,435	(24,045)

						$1,362,898

South African Rand Fund	8/02/11	USD	5,800,029	ZAR	39,857,221	$(13,809)
	8/02/11	USD	5,781,017	ZAR	39,857,221	5,203
	8/02/11	USD	2,911,442	ZAR	19,913,099	(20,584)
	8/02/11	USD	1,990	ZAR	13,611	(14)
	8/02/11	ZAR	68,484	USD	10,148	206
	8/02/11	ZAR	19,928,610	USD	2,952,912	59,802

						$30,804

Asia Local Debt Fund	6/15/11	USD	2,217,573	CNY	14,361,000	$(1,027)
	6/15/11	USD	288,552	CNY	1,874,000	690
	6/15/11	USD	1,796,991	HKD	14,000,000	2,928
	6/15/11	USD	576,205	HKD	4,477,000	(617)
	6/15/11	USD	288,415	HKD	2,243,000	(42)
	6/15/11	USD	1,821,494	PHP	80,000,000	25,479
	6/15/11	USD	283,776	PHP	12,296,000	104
	6/15/11	USD	288,306	PHP	12,524,000	838
	6/15/11	USD	846,481	TWD	24,294,000	(56)
	6/15/11	USD	13,141,123	TWD	374,522,000	(92,447)
	6/15/11	USD	563,187	TWD	16,079,000	(2,981)
	6/15/11	USD	278,774	TWD	8,051,000	1,730

						$(65,401)

Emerging Markets Local Debt Fund	6/15/11	USD	559,798	IDR	4,985,000,000	$23,338
	6/15/11	USD	12,150,678	IDR	107,958,772,700	478,123
	6/15/11	USD	1,696,449	IDR	15,000,000,000	58,221
	6/15/11	USD	5,280,046	IDR	46,042,000,000	105,855

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	6/15/11	USD	1,496,967	IDR	12,832,000,000	4,095
	6/15/11	USD	764,768	KRW	863,500,000	34,729
	6/15/11	USD	584,862	MYR	1,785,000	7,140
	6/15/11	USD	375,326	PHP	16,383,000	2,910
	6/15/11	USD	1,148,068	PHP	50,174,000	10,307
	6/15/11	USD	382,000	PHP	16,617,000	1,639
	6/15/11	USD	1,153,630	PHP	50,056,000	2,021
	6/15/11	USD	884,269	PHP	38,280,000	(492)
	6/15/11	USD	796,111	RUB	22,928,000	22,034
	6/15/11	USD	753,802	THB	23,000,000	6,950
	6/15/11	USD	389,785	THB	11,821,000	—

						$756,870

Managed Futures Strategy Fund	6/15/11	JPY	1,441,606,000	USD	17,359,335	$(401,852)
	6/15/11	JPY	104,766,000	USD	1,246,127	(44,634)
	6/15/11	JPY	109,870,000	USD	1,329,693	(23,951)
	6/15/11	JPY	1,252,520,000	USD	15,374,380	(57,189)
	6/15/11	USD	2,496,729	JPY	203,989,000	16,501
	6/15/11	USD	53,358	JPY	4,360,000	359
	6/15/11	USD	2,428,205	JPY	198,413,000	16,326
	6/15/11	USD	2,469,780	JPY	204,069,000	44,435
	6/15/11	USD	61,789	JPY	5,108,000	1,144
	6/15/11	USD	1,179,125	JPY	96,226,000	6,420
	6/15/11	USD	23,274,618	JPY	1,886,978,000	(26,262)
	6/15/11	USD	1,275,859	JPY	102,306,000	(15,406)
	6/15/11	USD	1,255,171	JPY	102,793,000	11,281
	6/15/11	USD	1,274,867	JPY	104,520,000	12,863
	9/21/11	USD	3,043,864	JPY	247,853,000	8,698
	9/21/11	USD	15,382,103	JPY	1,252,520,000	43,958

						$(407,309)

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CLP - Chilean peso

CNY - Chinese yuan

IDR - Indonesian rupiah

ILS - Israeli new shekel

INR - Indian rupee

HKD - Hong Kong dollar

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

THB - Thai baht

TRY - Turkish new lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Notes to Schedule of Investments (unaudited)(continued)

Currency, Interest Rate and Total Return Swaps - Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund may enter into swap transactions based commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long or short term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below are the total return and interest rate swap agreements outstanding as of May 31, 2011:

Fund	Counterparty	ASC 820 Level*	Termination Date	Notional Amount (000)	Fixed Rate Paid		Floating Rate Received	Unrealized Appreciation
Emerging Markets Local Debt	Citibank, N.A.	Level 2	7/17/2017	$13,827	10.00	%**	3 Month LIBOR	$1,307,585
Emerging Markets Local Debt	Citibank, N.A.	Level 2	5/17/2016	8,039	10.75	%**	3 Month LIBOR	107,880
Emerging Markets Local Debt	Citibank, N.A.	Level 2	5/17/2016	6,196	10.75	%**	3 Month LIBOR	343,196
Managed Futures Strategy (consolidated)	UBS AG	Level 2	12/15/2011	26,666	—		3 Month Treasury Bill	899,810
Managed Futures Strategy (consolidated)	UBS AG	Level 2	12/15/2011	3,980	—		3 Month Treasury Bill	47,343
Managed Futures Strategy (consolidated)	UBS AG	Level 2	12/15/2011	3,970	—		3 Month Treasury Bill	21,926

*	ASC 820 level is not a part of regular reporting requirements for each security listed.
**	Reference asset is Indonesian Treasury Bond.

Futures Contracts - Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund will transact in commodity futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange

Notes to Schedule of Investments (unaudited)(continued)

Commission (“SEC”) interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

At May 31, 2011 the Funds had the following open futures contracts:

Fund	Futures Contracts Short	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Managed Futures Strategy (consolidated)	Canada Currency Futures	(15)	$(1,543,950)	Sept 2011	$(303)
	Cocoa Futures	(13)	(391,690)	Sept 2011	(305)
	Coffee Futures	(6)	(602,438)	Sept 2011	(133)
	Copper Futures	(19)	(1,993,338)	Sept 2011	96
	Cotton Futures	(6)	(406,500)	Dec 2011	9
	Lean Hogs Futures	(22)	(802,780)	Aug 2011	22,701
	Live Cattle Futures	(28)	(1,180,200)	Aug 2011	58,129
	Sugar #11 (World) Futures	(15)	(386,232)	Sept 2011	(176)

					80,018

	Futures Contracts Long
	British Pound Currency Futures	74	7,598,413	Sept 2011	(14,740)
	Corn Futures	49	1,757,875	Sept 2011	(946)
	Euro Foreign Exchange Currency Futures	112	20,077,400	Sept 2011	123,182
	Gold 100 Ounce Futures	9	1,383,120	Aug 2011	(7,132)
	Silver Futures	4	766,580	Sept 2011	1
	Soybean Futures	27	1,840,725	Nov 2011	(2,595)
	Swiss Franc Futures	21	3,078,600	Sept 2011	(548)
	U.S. Dollar Currency Futures	29	3,048,770	Sept 2011	(10,156)
	U.S. Long Bond (CBT) Futures	92	11,485,625	Sept 2011	256,057
	U.S. Treasury Notes 10yr Futures	94	11,525,281	Sept 2011	199,208
	Wheat Futures (CBT) Futures	21	873,600	Sept 2011	(49)

					542,282

	Total				$622,300

Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At May 31, 2011, the cost of investments for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Brazilian Real Fund	$177,676,772	$632	$(85)	$547
Chinese Yuan Fund	664,676,838	3,344	(217)	3,127
Commodity Currency Fund	140,570,340	237	(52)	185
Emerging Currency Fund	583,335,137	2,677	(936)	1,741
Euro Fund	9,680,437	134,625	(23,606)	111,019
Indian Rupee Fund	27,292,537	118	(9)	109
Japanese Yen Fund	6,110,296	106,432	—	106,432
New Zealand Dollar Fund	23,850,737	27	(14)	13
South African Rand Fund	11,527,945	35	(4)	31
Asia Local Debt Fund	273,555,537	6,968,168	(199,605)	6,768,563
Emerging Markets Local Debt Fund	932,591,581	32,330,111	(6,797,179)	25,532,932
Managed Futures Strategy Fund	120,387,779	14	(49)	(35)

4. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds evaluated the possibilities of subsequent events existing in the Fund’s financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements.

Effective July 14, 2011, the WTAM launched the WisdomTree Global Real Return Fund (RRF). The Fund has an expense ratio of 0.60%.

5. NEW ACCOUNTING PRONOUNCEMENT

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	July 29, 2011

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	July 29, 2011

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	July 29, 2011